LOANS GRANTED TO STOCKHOLDERS (Tables)	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
SCHEDULE OF LOANS REPAYMENT INTEREST INCOME
	Year ended December 31,	Year ended December 31,
	2021	2020

Opening balance	$26	$36
Repayment	(13)	(12)
Interest income and exchange differences	1	2

Closing balance	$14	$26